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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Martha D. Vorlicek
Title: Managing Director
Phone: 617-348-3709

Signature, Place, and Date of Signing:


Martha D. Vorlicek                       Boston, MA     2/11/11
-------------------------------------   -------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       12
Form 13F Information Table Value Total:  $103,450
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
28-

[Repeat as necessary.]

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                         Form 13F INFORMATION TABLE



                                                                                                               Voting Authority
                  Title of                 Value    Shares/PRN                       Investment     Other    --------------------
Name of Issuer      Class      CUSIP     (x$1000)     Amount     SH/PRN   PUT/CALL   Discretion   Managers   Sole   Shared   None
---------------   --------   ---------   --------   ----------   ------   --------   ----------   --------   ----   ------   ----
A123 Corp.        Common     03739T109     1,501       157,352   SH                  Sole         n/a         x
ComScore          Common     20564W105     3,908       174,931   SH                  Sole         n/a         x
H&E Equipment     Common     404030108     2,859       247,087   SH                  Sole         n/a         x
Motricity         Common     620107102     2,546       137,109   SH                  Sole         n/a         x
SolarWinds        Common     83416B109     1,712        88,946   SH                  Sole         n/a         x
Tesla Motors      Common     88160R101     6,106       229,291   SH                  Sole         n/a         x
FleetCor Tech.    Common     339041105    21,902       708,333   SH                  Sole         n/a         x
MetroPCS          Call       591708902     2,261       179,000   SH       Call       Sole         n/a         x
Network Engines   Common     64121A107     8,954     5,890,926   SH                  Sole         n/a         x
PartnersRe        Common     G6852T105    33,187       413,036   SH                  Sole         n/a         x
SelectMedical     Common     81619Q105    12,834     1,755,693   SH                  Sole         n/a         x
VocalTech         Common     M97601120     5,679       226,089   SH                  Sole         n/a         x
                                         -------
                                 TOTAL   103,450
                                         =======